Goodwill and Other Intangible Assets, net - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill And Other Intangible Assets [Line Items]
Other acquired intangible assets	$ 18.2	$ 44.0	$ 69.3
Weighted average amortization periods	7 years 7 months 6 days	11 years 4 months 24 days	9 years 8 months 12 days
Weighted average amortization period	18 years 9 months 18 days
Chemical supply agreement
Goodwill And Other Intangible Assets [Line Items]
Weighted average amortization period	7 years
Other
Goodwill And Other Intangible Assets [Line Items]
Weighted average amortization period	7 years 4 months 24 days
Customer relationships
Goodwill And Other Intangible Assets [Line Items]
Weighted average amortization period	19 years